CLARKSTON PARTNERS FUND

PORTFOLIO OF INVESTMENTS

December 31, 2022 (Unaudited)

	Shares	Value (Note 2)
COMMON STOCK (94.59%)
Consumer Discretionary (7.11%)
IAA, Inc.(a)	700,000	$28,000,000
John Wiley & Sons, Inc., Class A	1,090,000	43,665,400
Leslie's, Inc.(a)	2,300,000	28,083,000
Total Consumer Discretionary		99,748,400

Consumer Staples (24.23%)
Energizer Holdings, Inc.	1,604,585	53,833,827
Molson Coors Beverage Co., Class B	1,854,272	95,532,093
Post Holdings, Inc.(a)	760,000	68,597,600
Sysco Corp.	594,933	45,482,628
US Foods Holding Corp.(a)	2,253,664	76,669,649
Total Consumer Staples		340,115,797

Financials (29.97%)(b)
Affiliated Managers Group, Inc.	620,198	98,257,969
Artisan Partners Asset Management, Inc., Class A	1,335,000	39,649,500
Brown & Brown, Inc.	1,050,000	59,818,500
Franklin Resources, Inc.	1,800,000	47,484,000
LPL Financial Holdings Inc.	500,000	108,085,000
Willis Towers Watson PLC	275,000	67,259,500
Total Financials		420,554,469

Industrials (15.17%)
CH Robinson Worldwide, Inc.	535,000	48,984,600
Enerpac Tool Group Corp., Class A	1,944,175	49,479,254
GFL Environmental Inc.	1,000,000	29,230,000
Hillenbrand, Inc.	2,000,000	85,340,000
Total Industrials		213,033,854

Technology (7.86%)
Clarivate PLC(a)	13,235,000	110,379,900

Telecommunications (3.28%)
Altice USA, Inc., Class A(a)	10,000,000	46,000,000

Utilities (6.97%)
Stericycle, Inc.(a)	1,960,000	97,784,400

TOTAL COMMON STOCK
(Cost $1,141,664,345)		1,327,616,820

TOTAL INVESTMENTS (94.59%)
(Cost $1,141,664,345)		$1,327,616,820

OTHER ASSETS IN EXCESS OF LIABILITIES (5.41%)		75,968,275
NET ASSETS (100.00%)		$1,403,585,095

(a)	Non-income producing security.
(b)	To the extent the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors. When sector categorization is broken down by industry, no industry exceeds the 25% maximum specified in the Statement of Additional Information.

For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indices or ratings group indices and/or as defined by Fund management. This definition may not apply for purposes of this report, which may use a different classification system or may combine industry sub-classifications for reporting ease. Industries are shown as a percent of the Fund's net assets. (Unaudited)

CLARKSTON FUND

PORTFOLIO OF INVESTMENTS

December 31, 2022 (Unaudited)

	Shares	Value (Note 2)
COMMON STOCK (89.32%)
Consumer Discretionary (6.03%)
Netflix, Inc.(a)	10,000	$2,948,800
The Walt Disney Co.(a)	12,000	1,042,560
Warner Bros. Discovery, Inc.(a)	295,000	2,796,600
Total Consumer Discretionary		6,787,960

Consumer Staples (27.28%)(b)
Anheuser-Busch InBev SA/NV, Sponsored ADR	110,000	6,604,400
Lamb Weston Holdings, Inc.	37,000	3,306,320
Molson Coors Beverage Co., Class B	135,000	6,955,200
Post Holdings, Inc.(a)	40,000	3,610,400
Sysco Corp.	47,000	3,593,150
US Foods Holding Corp.(a)	195,000	6,633,900
Total Consumer Staples		30,703,370

Financials (24.20%)
Affiliated Managers Group, Inc.	42,000	6,654,060
Brown & Brown, Inc.	75,000	4,272,750
Franklin Resources, Inc.	135,000	3,561,300
LPL Financial Holdings Inc.	16,000	3,458,720
The Charles Schwab Corp.	47,000	3,913,220
Willis Towers Watson PLC	22,000	5,380,760
Total Financials		27,240,810

Industrials (22.01%)
American Express Co.	27,200	4,018,800
Capital One Financial Corp.	26,000	2,416,960
CH Robinson Worldwide, Inc.	38,000	3,479,280
FedEx Corp.	41,500	7,187,800
General Electric Co.	77,000	6,451,830
Mastercard, Inc., Class A	3,500	1,217,055
Total Industrials		24,771,725

Technology (6.82%)
Clarivate PLC(a)	920,000	7,672,800

Telecommunications (2.98%)
Altice USA, Inc., Class A(a)	730,000	3,358,000

TOTAL COMMON STOCK
(Cost $100,259,080)		100,534,665

TOTAL INVESTMENTS (89.32%)
(Cost $100,259,080)		$100,534,665

OTHER ASSETS IN EXCESS OF LIABILITIES (10.68%)		12,016,725
NET ASSETS (100.00%)		$112,551,390

(a)	Non-income producing security.
(b)	To the extent the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors. When sector categorization is broken down by industry, no industry exceeds the 25% maximum specified in the Statement of Additional Information.

For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indices or ratings group indices and/or as defined by Fund management. This definition may not apply for purposes of this report, which may use a different classification system or may combine industry sub-classifications for reporting ease. Industries are shown as a percent of the Fund's net assets. (Unaudited)

CLARKSTON FOUNDERS FUND

PORTFOLIO OF INVESTMENTS

December 31, 2022 (Unaudited)

	Shares	Value (Note 2)
COMMON STOCK (84.05%)
Consumer Discretionary (5.92%)
IAA, Inc.(a)	440,000	$17,600,000
Warner Bros. Discovery, Inc.(a)	1,950,000	18,486,000
Total Consumer Discretionary		36,086,000

Consumer Staples (23.82%)
Anheuser-Busch InBev SA/NV, Sponsored ADR	465,000	27,918,600
Molson Coors Beverage Co., Class B	690,000	35,548,800
Post Holdings, Inc.(a)	370,000	33,396,200
Sysco Corp.	127,000	9,709,150
US Foods Holding Corp.(a)	1,131,370	38,489,207
Total Consumer Staples		145,061,957

Financials (25.94%)(b)
Affiliated Managers Group, Inc.	240,879	38,162,460
Brown & Brown, Inc.	505,000	28,769,850
Franklin Resources, Inc.	835,000	22,027,300
LPL Financial Holdings Inc.	120,000	25,940,400
The Charles Schwab Corp.	180,000	14,986,800
Willis Towers Watson PLC	115,000	28,126,700
Total Financials		158,013,510

Industrials (11.15%)
CH Robinson Worldwide, Inc.	210,000	19,227,600
FedEx Corp.	205,000	35,506,000
GFL Environmental Inc.	450,000	13,153,500
Total Industrials		67,887,100

Technology (7.74%)
Clarivate PLC(a)	5,650,000	47,121,000

Telecommunications (3.25%)
Altice USA, Inc., Class A(a)	4,310,000	19,826,000

Utilities (6.23%)
Stericycle, Inc.(a)	760,000	37,916,400

TOTAL COMMON STOCK
(Cost $530,504,823)		511,911,967

TOTAL INVESTMENTS (84.05%)
(Cost $530,504,823)		$511,911,967

OTHER ASSETS IN EXCESS OF LIABILITIES (15.95%)		97,177,154
NET ASSETS (100.00%)		$609,089,121

(a)	Non-income producing security.
(b)	To the extent the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors. When sector categorization is broken down by industry, no industry exceeds the 25% maximum specified in the Statement of Additional Information.

For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indices or ratings group indices and/or as defined by Fund management. This definition may not apply for purposes of this report, which may use a different classification system or may combine industry sub-classifications for reporting ease. Industries are shown as a percent of the Fund's net assets. (Unaudited)

Notes to Quarterly Portfolio of Investments

December 31, 2022 (Unaudited)

1.	ORGANIZATION

ALPS Series Trust (the “Trust”), a Delaware statutory trust, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust consists of multiple separate portfolios or series. This quarterly report describes the Clarkston Partners Fund, the Clarkston Fund and the Clarkston Founders Fund (each, a “Fund” and collectively, the “Funds”). The Funds are non-diversified and each Fund's investment objective is to achieve long-term capital appreciation. The Clarkston Partners Fund and Clarkston Founders Fund currently offer Founders Class shares and Institutional Class shares, and the Clarkston Fund currently offers Institutional Class shares. Each share class of the Clarkston Partners Fund and Clarkston Founders Fund have identical rights to earnings, assets and voting privileges, except for class-specific expenses and exclusive rights to vote on matters affecting only individual classes. The Board of Trustees (the “Board”) may establish additional funds and classes of shares at any time in the future without shareholder approval.

2.	SIGNIFICANT ACCOUNTING POLICIES

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America for investment companies (“U.S. GAAP”). The Funds are considered investment companies under U.S. GAAP and follow the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946. The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Funds in preparation of their financial statements.

Investment Valuation: The Funds generally value their securities based on market prices determined at the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern Time, on each day the NYSE is open for trading.

Securities traded on a registered U.S. securities exchange (including exchange-traded derivatives other than futures and futures options) are valued based on the last sale price of the security reported on the principal exchange on which it is traded, prior to the time when the Funds’ assets are valued. In the case of equity securities not traded on an exchange, or if such closing prices are not otherwise available, the securities are valued at the mean of the most recent bid and ask prices on such day.

Redeemable securities issued by open-end registered investment companies are valued at the investment company’s applicable net asset value (“NAV”), with the exception of exchange-traded open-end investment companies, which are priced as equity securities. Money market funds, representing short-term investments, are valued at their NAV.

When such prices or quotations are not available, or when the Fair Value Committee appointed by the Board believes that they are unreliable, securities may be priced using fair value procedures approved by the Board.

Fair Value Measurements: The Funds disclose the classification of their fair value measurements following a three-tier hierarchy based on the inputs used to measure fair value. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the value of the Funds’ investments as of the end of the reporting period. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 –	Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

Level 2 –	Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly); and

Level 3 –	Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The following is a summary of the inputs used to value the Funds’ investments as of December 31, 2022:

CLARKSTON PARTNERS FUND

Investments in Securities at Value	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stock
Consumer Discretionary	$99,748,400	$–	$–	$99,748,400
Consumer Staples	340,115,797	–	–	340,115,797
Financials	420,554,469	–	–	420,554,469
Industrials	213,033,854	–	–	213,033,854
Technology	110,379,900	–	–	110,379,900
Telecommunications	46,000,000	–	–	46,000,000
Utilities	97,784,400	–	–	97,784,400
Total	$1,327,616,820	$–	$–	$1,327,616,820

CLARKSTON FUND

Investments in Securities at Value	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stock
Consumer Discretionary	$6,787,960	$–	$–	$6,787,960
Consumer Staples	30,703,370	–	–	30,703,370
Financials	27,240,810	–	–	27,240,810
Industrials	24,771,725	–	–	24,771,725
Technology	7,672,800	–	–	7,672,800
Telecommunications	3,358,000	–	–	3,358,000
Total	$100,534,665	$–	$–	$100,534,665

CLARKSTON FOUNDERS FUND

Investments in Securities at Value	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stock
Consumer Discretionary	$36,086,000	$–	$–	$36,086,000
Consumer Staples	145,061,957	–	–	145,061,957
Financials	158,013,510	–	–	158,013,510
Industrials	67,887,100	–	–	67,887,100
Technology	47,121,000	–	–	47,121,000
Telecommunications	19,826,000	–	–	19,826,000
Utilities	37,916,400	–	–	37,916,400
Total	$511,911,967	$–	$–	$511,911,967

As of December 31, 2022, the Funds did not hold any level 3 securities.

Cash & Cash Equivalents: The Funds consider their investment in a Federal Deposit Insurance Corporation (“FDIC”) insured interest bearing account to be cash and cash equivalents. Cash and cash equivalents are valued at cost plus any accrued interest. The Funds maintain cash balances, which, at times may exceed federally insured limits. The Funds maintain these balances with a high-quality financial institution.

Concentration of Credit Risk: Each Fund places its cash with a banking institution, which is insured by FDIC. The FDIC limit is $250,000. At various times throughout the period, the amount on deposit may exceed the FDIC limit and subject a Fund to a credit risk. The Funds do not believe that such deposits are subject to any unusual risk associated with investment activities.

Trust Expenses: Some expenses of the Trust can be directly attributed to a fund. Expenses that cannot be directly attributed to a fund are apportioned among all funds in the Trust based on average net assets of each fund, including Trustees' fees and expenses.

Fund Expenses: Some expenses can be directly attributed to a Fund and are apportioned among the classes based on average net assets of each class.

Class Expenses: Expenses that are specific to a class of shares are charged directly to that share class. Fees provided under the shareholder service plan for a particular class of a Fund are charged to the operations of such class.

Investment Transactions and Investment Income: Investment transactions are accounted for on the date the investments are purchased or sold (trade date basis for financial reporting purposes). Realized gains and losses from investment transactions are reported on an identified cost basis. Interest income, which includes accretion of discounts and amortization of premiums, is accrued and recorded as earned using the effective yield method. Dividend income is recognized on the ex-dividend date, or for certain foreign securities, as soon as information is available to a Fund. Withholding taxes on foreign dividends are paid (a portion of which may be reclaimable) or provided for in accordance with the applicable country’s tax rules and rates and are disclosed in the Statements of Operations. All of the realized and unrealized gains and losses of a Fund and net investment income of a Fund are allocated daily to each class of the Fund in proportion to its average daily net assets.

Distributions to Shareholders: The Funds normally pay dividends, if any, and distribute capital gains, if any, on an annual basis. Income dividend distributions are derived from interest, dividends and other income the Funds receive from their investments, including short-term capital gains. Long-term capital gain distributions are derived from gains realized when a Fund sells a security it has owned for more than one year. A Fund may make additional distributions and dividends at other times if its portfolio manager or managers believe doing so may be necessary for the Fund to avoid or reduce taxes. Net investment income/(loss) and net realized gain/(loss) may differ for financial statement and tax purposes.

COVID-19 Risks: The impact of COVID-19, (and the variants of such virus) and other epidemics and pandemics that may arise in the future, could affect the economies of many nations, individual companies, their securities (including equity and debt), and the market in general in ways that cannot necessarily be foreseen at the present time. Health crises caused by the recent coronavirus outbreak may exacerbate other pre-existing political, social, financial, and economic risks in certain countries. The impact of the outbreak may last for an extended period of time.